Neuberger Berman Advisers Management Trust®
Socially Responsive Portfolio
Class I and Class S, Supplement to the Summary Prospectuses and Prospectuses, each dated May 1, 2016, and the Statement of Additional Information dated May 1, 2016, as amended May 24, 2016, each as amended and supplemented

This supplement describes important changes affecting Socially Responsive Portfolio (the “Fund”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC at 877-628-2583.

The following information supplements and supersedes any contrary information in the Summary Prospectuses, Prospectuses and Statement of Additional Information.

(1)	The “Portfolio Managers” section in each Summary Prospectus is hereby deleted and replaced with the following:

The Fund is managed by co-Portfolio Managers Ingrid S. Dyott (Managing Director of the Manager) and Sajjad S. Ladiwala, CFA (Managing Director of the Manager). Ms. Dyott has been a co-Portfolio Manager of the Fund since 2003. Mr. Ladiwala has been a co-Portfolio Manager of the Fund since February 2016 and before that was an Associate Portfolio Manager since 2003.

(2)	The “Portfolio Managers” section in each Prospectus is hereby deleted and replaced with the following:

Please see the Statement of Additional Information for additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of shares in the Fund.

Ingrid S. Dyott is a Managing Director of the Manager. She has been co-Portfolio Manager of the Fund since 2003 and before that was an Associate Portfolio Manager of the Fund since 1997.

Sajjad S. Ladiwala, CFA, is a Managing Director of the Manager. He has been co-Portfolio Manager of the Fund since February 2016 and before that was an Associate Portfolio Manager of the Fund since 2003.

(3)	The “Portfolio Manager Information” section in the Statement of Additional Information is hereby deleted and replaced with the following:

The table below lists the Portfolio Manager(s) of each Fund and the Funds for which the Portfolio Manager has day-to-day management responsibility.

Portfolio Manager	Fund(s) Managed
Ingrid S. Dyott	Socially Responsive Portfolio
Michael Foster	Short Duration Bond Portfolio
Michael C. Greene	Mid Cap Intrinsic Value Portfolio
Brian Jones	Real Estate Portfolio
Charles Kantor	Guardian Portfolio
Sajjad S. Ladiwala	Socially Responsive Portfolio
Eli M. Salzmann	Large Cap Value Portfolio

Benjamin Segal	International Equity Portfolio
Steve Shigekawa	Real Estate Portfolio
Thomas Sontag	Short Duration Bond Portfolio
Kenneth J. Turek	Mid Cap Growth Portfolio

The date of this supplement is December 8, 2016.

Please retain this supplement for future reference.

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